Note Borrowings (Additional Information) (Detail) - USD ($) $ in Billions	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Maximum Amount Available	$ 3.9	$ 3.7
Federal Reserve Bank Advances
Debt Disclosure [Line Items]
Line Of Credit Facility Current Borrowing Capacity	$ 1.3	$ 2.1